1933 Act File No. 333-16157
                                                1940 Act File No. 811-07925

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.      ...........................
                            -----                                 -----

Post-Effective Amendment No.__20_                                 __X__
                              --                                    -

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No.   21  ........................................        X
              ------                                              -----

                                WESMARK FUNDS

              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          Todd P. Zerega, Secretary,
                          Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

__X_ immediately upon filing pursuant to paragraph (b)
_ on _____________________ pursuant to paragraph (b)
_ _ 60 days after filing pursuant to paragraph (a) (i)
__ _ on _________________ pursuant to paragraph (a) (i)
___ 75 days after filing pursuant to paragraph (a) (ii)
___ on _________________ pursuant to paragraph (a) (ii) of  Rule 485.

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                               WESMARK FUNDS

                     WesMark Small Company Growth Fund
                            WesMark Growth Fund
                           WesMark Balanced Fund
                       WesMark Government Bond Fund
                       (Formerly, WesMark Bond Fund)
                 WesMark West Virginia Municipal Bond Fund





                      Statement of Additional Information
                             May 31, 2006



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus of the WesMark Funds dated May 31, 2006.

This SAI incorporates by reference the Funds' Annual Report. Obtain the Prospectus or the Annual Report without charge by calling 1-800-864-1013.

CONTENTS


How Are the Funds Organized?---------------------------------------------

Securities in Which the Funds Invest-------------------------------------

What Do Shares Cost?-----------------------------------------------------

How Are the Funds Sold?--------------------------------------------------

Exchanging Securities for Shares-----------------------------------------

Redemption in Kind-------------------------------------------------------

Massachusetts Partnership Law-------------------------------------------

Account and Share Information--------------------------------------------

Tax Information----------------------------------------------------------

Who Manages and Provides Services to the Funds?--------------------------

Fees Paid by the Funds for Services--------------------------------------

How Do the Funds Measure Performance?------------------------------------

Financial Information----------------------------------------------------

Addresses----------------------------------------------------------------

Appendix-----------------------------------------------------------------


Edgewood Services, Inc., Distributor,
subsidiary of Federated Investors, Inc.
25370 (3/06)




HOW ARE THE FUNDS ORGANIZED?



WesMark Funds (Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on March 1, 1996. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers four diversified portfolios: WesMark Small Company Growth Fund (Small Company Growth Fund), WesMark Growth Fund (Growth Fund), WesMark Balanced Fund (Balanced Fund), WesMark Government Bond Fund, (on March 14, 2006, the Board of Trustees approved the change of the WesMark Bond Fund to the to WesMark Government Bond Fund), (Government Bond Fund); and one non diversified portfolio, WesMark West Virginia Municipal Bond Fund (West Virginia Municipal Bond Fund). The Funds' investment adviser is WesBanco Investment Department (Adviser).




SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective. The following table indicates which types of securities are:



P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

        Securities           Small     Growth Fund   Balanced  Government  West Virginia
                            Company                    Fund       Bond       Municipal
                          Growth Fund                             Fund       Bond Fund
 Common Stocks               P            P            P          A             N
 Preferred Stocks            P            P            P          A             N
 REITs                       A            A            A          A             N
 Warrants                    A            A            A          A             N
 Treasury Securities         A            A            P          P             A
 Agency Securities           A            A            P          P             A
 Corporate Debt              A            A            P          P             N
 Securities
 Commercial Paper            A            A            A          A             A
 Bank Instruments            A            A            A          A             A
 Mortgage Backed             N            N            P          P             N
 Securities
 Collateralized              N            N            P          P             N
 Mortgage Obligations
 Sequential CMOs             N            N            A          A             N
 PACs, TACs and              N            N            A          A             N
 Companion Classes
 IOs and Pos                 N            N            A          A             N
 Floaters and Inverse        N            N            A          A             N
 Floaters
 Z Classes and               N            N            A          A             N
 Residual Classes
 Asset Backed                N            P            P          P             N
 Securities
 Zero Coupon                 N            N            A          A             A
 Securities
 Credit Enhancement          N            N            A          A             P
 Convertible                 A            A            A          A             N
 Securities
 Tax Exempt Securities       N            N            N          N             P
 General Obligation          N            N            N          N             P
 Bonds
 Special Revenue Bonds       N            N            N          N             P
 Private Activity            N            N            N          N             A
 Bonds
 Tax Increment               N            N            N          N             A
 Financing
 Bonds
 Municipal Notes             N            N            N          N             A
 Variable Rate Demand        N            N            A          A             A
 Instruments
 Municipal Leases            N            N            N          N             A
 Foreign Securities          A            A            P          A             N
 Depositary Receipts         A            A            A          A             N
 Foreign Exchange            A            A            A          A             N
 Contract
 Derivative Contracts        A            A            A          A             A

 Futures                     A            A            A          A             A
 Options                     A            A            A          A             A
 Repurchase Agreements       A            A            A          A             A
 Reverse Repurchase          A            A            A          A             A
 Agreements
 Delayed Delivery            A            A            A          A             A
 Transactions
 To Be Announced             A            A            A          A             N
 Securities
 Dollar Rolls                A            A            A          A             N
 Investments in              P            P            P          P             P
 Securities of Other
 Investment companies
 Exchange Traded Funds       P            P            P          A             N


SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing their investment strategies, the Funds may, in addition to the securities listed in the Funds' prospectus, invest in the following securities for any purpose that is consistent with their investment objectives.

EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds may invest.


    Common Stocks
    Common stocks are the most common type of equity security. While holders of common stocks may receive a portion of the issuer's earnings in the form of dividends, dividends are generally only paid after the issuer pays its creditors and any preferred stockholders.
    In addition, issuers generally have discretion as to the payment of any dividends. Therefore a Fund cannot predict the income it will receive, if any, from common stocks. However, common stocks offer greater potential for appreciation than many other types of securities because their value generally increases with the value of the issuer's business. As a result, changes in an issuer's earnings may directly influence the value of its common stock.


    Preferred Stocks
    Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable preferred stock as a fixed income security. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.


    Real Estate Investment Trusts (REITs)
    REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


    Warrants
    Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.


    Treasury Securities
    Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


    Agency Securities
    Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.
    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.
    A few GSE securities have no explicit financial support, although the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.
    Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
    A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

    Corporate Debt Securities
    Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

    In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


    Commercial Paper
    Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


    Bank Instruments
    Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.


Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and market risks for each CMO class.


    Sequential CMOs
    In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.


    PACs, TACs and Companion Classes
    More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.


    IOs and POs
    CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.


    Floaters and Inverse Floaters
    Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as the London Interbank Offered Rate (LIBOR). The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.


    Z Classes and Residual Classes
    CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like floating rate securities, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount received at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.


Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal and/or state income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

    General Obligation Bonds
    General obligation bonds are supported by the issuer's power to impose property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


    Special Revenue Bonds
    Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Special revenue bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could result in a default on the bonds.


    Private Activity Bonds
    Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

    The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

    Tax Increment Financing Bonds
    Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

    Municipal Notes
    Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

    Variable Rate Demand Instruments
    Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

    Municipal Leases
    Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities is certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:
o it is organized under the laws of, or has a principal office located in, another country;
o     the principal trading market for its securities is in another country;
      or
o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying shares issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   Foreign Exchange Contracts
   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts, including combinations thereof:


   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.
   Options
   Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   A Fund may:

o Buy put options on portfolio securities, securities indices, and listed put options on futures contracts in anticipation of a decrease in the value of the underlying asset;

o Write covered call options on portfolio securities and listed call options on futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received;

o Write secured put options on portfolio securities (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price;

o When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts; and

o     Buy or write options to close out existing options positions.

   A Fund may also write call options on financial futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   A Fund may also write put options on financial futures contracts to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


MUNICIPAL BOND INSURANCE
The West Virginia Municipal Bond Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities ("Policy" or "Policies"). These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund. The premiums for the Policies may be paid by the Fund and the yield on the Fund's portfolio may be reduced thereby.

The Fund may require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities, when, in the opinion of the Fund's Adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's Adviser anticipates that between 30% and 70% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are non-cancelable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by a Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from a Fund, the insurer of the relevant Policy will be liable for those payments of interest and principal which are due and owing at the time of the sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.
The Fund may purchase municipal securities insured by Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated AAA by S&P or Aaa by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in the Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due.

MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund reserves the right to terminate any of the Policies if they determine that the benefits to a Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Fund reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S&P or Aaa by Moody's.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.


Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.


Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. These transactions create leverage risks.


    To Be Announced Securities (TBAs)
    As with other when-issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.


    Dollar Rolls
    Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price.
    Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.


Securities Lending
A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest its assets in securities of other investment companies, including the securities of money market funds affiliated with Federated Investors, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Funds and incur additional expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
  The Small Company Growth Fund, Growth Fund, Balanced Fund and Government Bond Fund may also invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determinate whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.


INVESTMENT RISKS
There are many factors which may effect an investment in a Fund. The Funds' principal risks are described in its prospectus. Additional risk factors are outlined below.



                               Small                                              West
                              Company     Growth       Balanced    Government   Virginia
Risks                       Growth Fund     Fund         Fund      Bond         Municipal
                                                                     Fund       Bond Fund
Interest Rate Risks              X            X            X          X             X
Credit Risks                     X            X            X          X             X
Call Risks                                                 X          X             X
Leverage Risks                   X            X            X          X             X
Risks Related to Company                      X            X
Size
Risks of Foreign                 X            X            X          X
Investing
Currency Risks                   X            X            X          X
Risks of Investing in            X            X            X          X             X
Derivative Contracts
Liquidity Risks                  X            X            X          X             X
Exchange Traded Funds
Risks                            X            X            X          X
West Virginia Risks                                                                 X

Interest Rate Risks
o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


Call Risks
o Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

o If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Leverage Risks
o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.


Risks Related to Company Size
o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

Risks of Foreign Investing
o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
o Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
o Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Currency Risks
o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.
o The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency.
   However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.
Risks of Investing in Derivative Contracts
o A Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks, such as stock market, credit, liquidity and leverage risks.

Liquidity Risks
o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
o Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.


EXCHANGE-TRADED FUNDS RISKS
o An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide
   "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.
o
WEST VIRGINIA INVESTMENT RISKS
Because it is invested primarily in securities issued by the State of West Virginia, its local governments and their agencies, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and the financial conditions of the state and local government and agencies.
In 2005 West Virginia had approximately 1,816,856 citizens, a decrease from 2003 of 6,509 persons or 0.3%, compared to a 1.9% increase nationally. The 65+ age group made up 14.9% of the state's population in 2004, making it the second oldest in the nation behind Florida. Of the state's citizens over 25 years old, 79.4% had completed high school or an equivalency program, and 16.3% had obtained bachelor degrees, compared to national figures of 83.9% and 27% respectively. The state's median household income in 2004 was $31,504, an increase of 1.6% from 2002, compared to a national increase of 3.87%. West Virginia ranks 50th in the nation for median household income.

West Virginia's economy is heavily dependent on industries such as coal mining, chemicals and manufacturing, which are undergoing significant consolidation and change. It is also dependent on governmental, health and similar service industries. In many rural counties in the state, the area hospital and the local school board are the primary employers. However, most of the state's hospitals are operating on slim margins, and the school enrollment is declining in most areas. In 2004, services made up 17.8% of the state's earnings, while government accounted for 17.9% and retail trade accounted for 12.4%. In 2004, manufacturing accounted for 10.3% of the state's earnings. Since 1994, manufacturing jobs have steadily declined while service jobs have moved in lockstep upward. The steel industry in the state, like most of the domestic steel industry, has suffered losses. The coal industry, on the other hand, has received a new emphasis from the Bush administration's energy policies. However, the coal industry faces two challenges: the Kyoto Treaty to reduce greenhouse gas emissions and recent litigation significantly curtailing mountaintop mining. These may affect the economic feasibility of conducting mining operations in the future. In addition, there has been heightened scrutiny of the coal industry following the Sago Mine disaster that occurred in Upshur County, West Virginia on January 2, 2006. State law has been changed to require coal companies to notify state officials quickly in case of an accident, electronically track miners underground and place reserve portable air supplies throughout mines. Although West Virginia is ranked second in the nation for coal production, the number of employees has decreased from 28,876 in 1990 to 16,037 in 2004. Nevertheless, due to the increasingly strong market for coal, the coal mining industry added almost 1450 jobs in 2001 and approximately 1200 jobs between 2003 and 2004. The state is also focused on further developing its tourist industry, which generated $3.4 billion in 2004, increasing by 11.4% per year since 2000. Visitors who stayed overnight in commercial lodging facilities spent $1.2 billion on their trips in 2004, while day visitors spent $1.7 billion. During 2004, visitor spending in West Virginia directly supported more than 40,000 jobs with earnings of $766 million. Perhaps one of West Virginia's largest assets is its surplus of power:
West Virginia has the highest surplus of power generated and not used within the state, contrasted with 25 states and the District of Columbia, which each had a power deficit during the first 10 months of 2003 and had to import power. West Virginia ranks 15th in net electrical generation, while ranking 34th in electrical consumption.

Generally, the state continues to work toward diversification of its economy and improvement of its roads and other infrastructure. Both efforts have yielded some success in recent years. The West Virginia Council for Community and Economic Development, the public organization that devises the strategic plan for state economic development, continues to develop "A Vision Shared," a plan for building a stronger economy in West Virginia. One of the components of this plan involves strengthening current industries and recruiting new industries to the state. Such target industries include energy and environmental technology, plastics, shared services and biotechnology and information technology, which have established a strong presence in the northeast portion of the state.
Since 2000 approximately 30,465 new jobs have been created and approximately $8.1 billion in new investment has been generated. West Virginia has focused considerable efforts on infrastructure, including roads, schools, water and sewer. Since 1994, approximately $8.6 billion has been invested in roads and bridges, and, in 2001, the state issued the last in a series of $550 million in general obligation road bonds. Since 1996, a total of $2.4 billion has been committed to water and sewer projects and $423 million to other infrastructure projects across the state.

Between 2000 and 2004, the state realized a loss of 300 jobs overall. However, in 2005 the state added 7400 jobs. The unemployment rate in the state dropped from 6.1% in 2003 to 5.2% in 2004 as the nation's rate remained steady from 5.7% in January 2004 to 5.4% in December 2004. Although the average unemployment rate in 2004 was in line with the national rate, West Virginia posted unemployment rates as low as 4.3% during the year.

Recent tax reductions implemented through state legislative action or by incorporation of federal law include the ten-year phase out of the health care provider tax on individual providers, the phase out of the estate tax and income deductions for bonus depreciation and a 1% decrease in the state food tax. The West Virginia Legislature has created a Rainy Day Fund, which had a balance of approximately $124 million in December 2005. In addition, the State Legislature has developed and is complying with a 40-year plan to eliminate the unfunded liability of certain state pension funds. Approximately $531 million of the state's revenue is attributable to the state's lottery. The state has since 1990 issued over $400 million in bonds for school buildings and improvements and for economic development, to be repaid from lottery proceeds. In 1999, the state established the Tobacco Settlement Fund accounts. As of December 2005, approximately $25.4 million is to be appropriated to smoking cessation programs and hospitals, and approximately $243.3 million remains in a trust account to fund Medicaid, the Public Employees Insurance Agency and other health related programs. The state also has established an Income Tax Free Fund Reserve Account to insure funds are earmarked to pay state personal income tax refunds, which as of December 2005 consists of $45.7 million. In 2003, the Legislature enacted changes to the workers' compensation and medical professional liability laws in order to alleviate the strain that these two matters place on the state's economy. In addition, legislation was passed during the January 2005 special session to address the workers' compensation fund deficit. Through an increase in the coal, gas and timber severance taxes, a workers' compensation policy surcharge and yearly allocation of $9 million from the "purse fund" from the lottery and $30 million from the tobacco settlement funds, $90 million dollars a year will be placed in a workers' compensation deficit reduction fund to pay the debt associated with the fund. Also, on January 1, 2006, the state workers' compensation program became a privatized entity, BrickStreet Mutual Insurance Co., which is the nation's 15th largest workers' compensation insurer. In 2002, the State Legislature authorized the issuance of approximately $200 million in additional lottery bonds as part of an economic and tax package, which also included redevelopment districts and several tax credits, enacted by the Legislature in its continuing efforts to improve and diversify the state's economy.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES
o     WesMark Small Company Growth Fund seeks capital appreciation.
o     WesMark Growth Fund seeks capital appreciation.
o     WesMark Balanced Fund seeks capital appreciation and income.
o     WesMark Government Bond Fund seeks high current income consistent with preservation of capital.
o WesMark West Virginia Municipal Bond Fund seeks current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
As a matter of fundamental policy, the WesMark West Virginia Municipal
Bond Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal income tax and income taxes imposed by the State of West Virginia. For the purposes of this policy, the tax-free interest must not be a preference item for purposes of computing AMT.

INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities
The Funds may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).


Diversification of Investments
With respect to securities comprising 75% of the value of their total assets, the Growth Fund, Balanced Fund, Government Bond Fund and Small Company Growth Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of each Fund's total assets would be invested in the securities of that issuer, or each Fund would own more than 10% of the outstanding voting securities of that issuer.


Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where they may be considered to be an underwriter under the Securities Act of 1933.


Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities.


Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

The above investment limitations cannot be changed unless authorized by the board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following investment limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Buying on Margin
The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with their use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Investing in Illiquid Securities
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of each Fund's net assets.


Writing Covered Call Options and Purchasing Put Options
With respect to the Government Bond Fund and the Balanced Fund, the Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

As a matter of non-fundamental policy, for purposes of concentration policy, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of each Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments".

DETERMINING MARKET VALUE OF SECURITIES
Market values of each Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by a Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of each Fund.


HOW ARE THE FUNDS SOLD?

Under the Distributor's Contract with the Funds, the Distributor offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN
As a compensation type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SERVICE FEES

The Funds may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or WesBanco, for providing services to shareholders and maintaining shareholder accounts. WesBanco may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

From its own profits, the Adviser may compensate broker-dealers for distribution and may from time to time enter into varying arrangements with broker-dealers in this regard. This compensation is in addition to other compensation that a broker-dealer may receive in connection with the sale of Fund shares.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor or Adviser may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Funds to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Adviser. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Funds to the financial institution under the Rule 12b-1 Plan and/or Service Fees arrangement.
You can ask your financial institution for information about any payments it receives from the Adviser, Distributor or the Funds and any services provided.


EXCHANGING SECURITIES FOR SHARES
You may contact your investment professional to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS


Each Share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund, only Shares of that Fund are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of May 9, 2006, the following shareholder (s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Small Company Growth Fund: WesBanco Bank in trust for Dolling & Co., Wheeling, WV owned approximately 2,415,614 Shares (61.95%); WesBanco Bank in trust for Dolling & Co., Wheeling, WV owned approximately 842,632 Shares (21.61%) and Emjay Corporation, Greenwood Village, CO owned approximately 236,110 Shares (6.05%).

As of May 9, 2006, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Growth
Fund: WesBanco Bank for Dolling & Co, Wheeling, WV owned approximately 10,397,119 Shares (53.38%) and WesBanco Bank for Dolling & Co, Wheeling, WV owned approximately 6,982,009 Shares (35.85%).

As of May 9, 2006, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Balanced
Fund: WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 4,022,274 Shares (71.07%) and WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 1,081,622 Shares (19.11%).

As of May 9, 2006, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the Government Bond Fund: WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 15,120,016 Shares (76.20%); WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 3,104,241 Shares (15.64%) and Saxon and Company, Philadelphia, PA owned approximately 1,047,841 Shares (5.28%).

As of May 9, 2006, the following shareholder(s) owned of record, beneficially, or both, 5% or more of outstanding shares of the West Virginia Municipal Bond Fund: WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 6,287,876 Shares (89.11%) and WesBanco Bank in trust for Dolling & Co, Wheeling, WV owned approximately 446,916 Shares (6.33%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WesBanco Bank is organized in the state of West Virginia and is a subsidiary of WesBanco Bank, Inc.; organized in the state of West
Virginia.




TAX INFORMATION

FEDERAL INCOME TAX
The Funds intend to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies. If these requirements are not met, they will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

A Fund entitled to a loss carry-forward, may reduce the taxable income or gain that a Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Small Company Growth Fund, Growth Fund, Balanced Fund or Government Bond Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Funds may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WEST VIRGINIA TAXES

Under existing West Virginia laws, distributions made by the West Virginia Municipal Bond Fund will not be subject to the West Virginia personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Internal Revenue Code of 1986, as amended, and represent (i) interest income from obligations of the United States and its possessions; or (ii) interest or dividend income from obligations of any authority, commission or instrumentality of the United States or the State of West Virginia exempt from state income taxes under the laws of the United States or of the State of West Virginia. For purposes of the West Virginia corporate income tax, a special formula is used to compute the extent to which Fund distributions are exempt.


The Secretary of the Department of Tax and Revenue has indicated on an informed basis that Fund shares should be exempt from personal property taxes. Shareholders should consult their own tax adviser for more information on the application of personal property taxes on Fund shares.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The WesMark Fund Complex consists of one Investment Company (comprising five portfolios). Unless otherwise noted, each Officer is elected annually; each Board member oversees all portfolios in the WesMark Fund Complex; and serves for an indefinite term.



As of May 9, 2006, the Funds' Board and Officers as a group owned approximately less than 1% of the Funds' outstanding Shares.



INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


----------------------------------------------------------------------------------------------------
              Name                            Principal Occupations                   Aggregate
           Birth Date                          in Past Five Years,                  Compensation
            Address              Other Directorships Held and Previous Positions   from the Trust
       Date Service Began                                                           (past fiscal
                                                                                        year)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Robert E. Kirkbride*             Principal Occupations: Director, WesBanco,            $18,000
Birth Date: August 23, 1939      Inc.; Director WesBanco Bank, Inc.; Officer,
132 S. Fourth Street, Marietta   Christy & Associates (real estate development
OH, 45750                        and investment management); Director, The
CHAIRMAN and TRUSTEE             Mountain Company (holding company); Director,
Began serving: September 2004    The Laurel Management Group (holding company);
                                 Director and Officer, Thunder Corporation (oil
                                 and gas production); Director and Officer,
                                 Databridge Corporation (computer sales and
                                 service).
----------------------------------------------------------------------------------------------------

* Robert E. Kirkbride is an interested person due to the Director position he holds with WesBanco, Inc. The Funds' investment adviser, WesBanco Investment Department is a division of WesBanco Bank Inc., a wholly owned subsidiary of WesBanco Inc.



INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------------
Name                         Principal Occupations                           Aggregate
Birth Date                   in Past Five Years,                            Compensation
Address                      Other Directorships Held and Previous         from the Trust
Date Service Began           Positions                                      (past fiscal
                                                                               year)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Lawrence E. Bandi
Birth Date: June 23, 1954    Principal Occupations: Dean of Business,        $18,000
2 Halstead Avenue            Finance and Facilities, West Virginia
Wheeling WV, 26003           Northern Community College
TRUSTEE
Began serving: September
2004                         Other Directorships: Vice Chairman, Ohio
                             County Economic Development Authority;
                             Audit Committee Chairman, Ohio Valley
                             Industrial Business Development
                             Corporation; Director, Special Wish
                             Foundation; Board Chair - Upper Ohio Valley
                             United Way; Director, Wheeling Hospital;
                             Director, Wheeling National Area Heritage
                             Corporation; Treasurer, National Civil War
                             Memorial Commission.


                             Previous Positions: President and Chief
                             Executive Officer, Valley National Gases,
                             Inc.; Chairman, Wheeling Civic Center
                             Taskforce.


-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Robert P. Kanters            Principal Occupations: Senior Vice
Birth Date: February 23,     President, Smith Barney.                        $18,000
1940
13 Laurelwood Estates        Previous Positions: Senior Vice
Wheeling WV, 26003           President, Legg Mason Wood Walker, Inc.;
Began serving: September     Director of Regional Research, Legg
2004                         Mason Wood Walker, Inc.-Pittsburgh;
                             Director, St. Francis Medical Center.

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mark E. Kaplan               Principal Occupations: Senior Vice
Birth Date: November 24,     President and Chief Financial Officer,          $18,000
1961                         Duquesne Light Company.
104 Alyson Drive
McMurray PA, 15317           Other Directorships: Board Member,
Began serving: September     Mainstay Life Services
2004
                             Previous Positions: President, Chief
                             Financial Officer and Director, Weirton
                             Steel Corporation; Senior Audit Manager,
                             Arthur Anderson LLP; Corporate
                             Controller, Black Box Corporation
                             (network services).



-------------------------------------------------------------------------------------------

OFFICERS*

--------------------------------------------------------------------------------------------
Name
Birth Date
Address
Positions Held with Fund
Date Service Began            Principal Occupation(s) and Previous Position(s)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Charles L. Davis Jr.          Principal Occupations: Director of Mutual Fund Services
Federated Investors Tower     Federated Services Company; Director of Sales
1001 Liberty Avenue           Administration, Federated Securities Corp.; President,
Pittsburgh, PA 15222          Edgewood Services, Inc. and President, Southpointe
Birth Date:  March 23, 1960   Distribution Services Inc.
CHIEF EXECUTIVE OFFICER
Began serving: November 2003  Previous Positions: Director of Business Development,
                              Federated Services Company; Business Manager, Mutual Fund
                              Services, Federated Services Company; Director of Investor
                              Relations, MNC Financial, Inc.; and Vice President of
                              Maryland National Bank.

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Jerome B. Schmitt             Principal Occupations: Co-Portfolio Manager of the WesMark
Birth Date: August 19, 1949   Funds; Executive Vice President, WesBanco Inc. Executive
1 Bank Plaza                  Vice President, WesBanco Trust and Investment Services.
Wheeling WV 26003
PRESIDENT
Began serving: September
2004


--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Deborah Ferdon                Principal Occupations: Chief Compliance Officer of the
Birth Date: January 15, 1953  WesMark Funds and WeBanco Investment Department; Vice
1 Bank Plaza                  President and Compliance Officer WesBanco Trust and
Wheeling WV 26003             Investment Services.
CHIEF COMPLIANCE OFFICER
Began service September 2004  Previous Positions: Concurrently Compliance Officer,
                              Provident Riverfront Funds; Chief Compliance Officer,
                              Provident Investment Advisers; and Chief Compliance Officer
                              Provident Securities & Investments, 2001 to 2004.  Senior
                              Compliance Examiner, SunAmerica Securities, Inc.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Richard N. Paddock            Principal Occupations: Vice President Federated
Federated Investors Tower     Administrative Services.
1001 Liberty Avenue
Pittsburgh, PA 15222
Birth Date: October 25, 1963
CHIEF FINANCIAL OFFICER and
TREASURER
Began serving: November 2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
David B. Ellwood              Principal Occupations: Co-Portfolio Manager of the WesMark
Birth Date: November 27,      Funds; Senior Vice President, WesBanco Trust and Investment
1956                          Services
1 Bank Plaza
Wheeling WV 26003
VICE PRESIDENT
Began Serving: September
2004
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
George M. Polatas             Principal Occupations:  Assistant Vice President Federated
Birth Date:  March 3, 1962    Services Company; Vice President and Assistant Treasurer of
Federated Investors Tower     various funds distributed by Edgewood Services, Inc.
1001 Liberty Avenue           (January 1997 to present).
Pittsburgh, PA 15222
VICE PRESIDENT
Began serving: March 2005
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Todd P. Zerega                Principal Occupations: Attorney, ReedSmith LLP
Birth Date: May 18, 1974
Federated Investors Tower
1001 Liberty Avenue           Previous Positions: Associate Corporate Counsel, Federated
Pittsburgh, PA 15222          Services Company from 2000 to 2002; Tax Specialist with KPMG
SECRETARY                     LLP from 1999 to 2000.
Began serving: September
2004

--------------------------------------------------------------------------------------------
*Officers do not receive any compensation from the Funds.



COMMITTEES OF THE BOARD

-------------------------------------------------------------------------------------------------
    BOARD             COMMITTEE                COMMITTEE FUNCTIONS             MEETINGS HELD
  COMMITTEE            MEMBERS                                                  DURING LAST
                                                                                FISCAL YEAR
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Audit              Lawrence E.           The Audit Committee reviews                 4
                   Bandi                 and recommends to the full
                   Robert P.             Board the independent auditors
                   Kanters               to be selected to audit the
                   Mark E. Kaplan        Funds' financial statements;
                                         meets with the independent
                                         auditors periodically to
                                         review the results of the
                                         audits and reports the results
                                         to the full Board; evaluates
                                         the independence of the
                                         auditors, reviews legal and
                                         regulatory matters that may
                                         have a material effect on the
                                         financial statements, related
                                         compliance policies and
                                         programs, and the related
                                         reports received from
                                         regulators; reviews the Funds'
                                         internal audit function;
                                         reviews compliance with the
                                         Funds' code of conduct/ethics;
                                         reviews valuation issues;
                                         monitors inter-fund lending
                                         transactions; reviews custody
                                         services and issues and
                                         investigates any matters
                                         brought to the Committee's
                                         attention that are within the
                                         scope of its duties.
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Nominating         Lawrence E.                                                       0
                   Bandi                 The Nominating Committee,
                   Robert P.             whose members consist of all
                   Kanters               Independent Trustees, selects
                   Mark E. Kaplan        and nominates persons for
                                         election to the Funds' Board
                                         when vacancies occur. The
                                         Committee will consider
                                         candidates recommended by
                                         shareholders, Independent
                                         Trustees, officers or
                                         employees of any of the Funds'
                                         agents or service providers
                                         and counsel to the Funds. Any
                                         shareholder who desires to
                                         have an individual considered
                                         for nomination by the
                                         Committee must submit a
                                         recommendation in writing to
                                         the Secretary of the Fund, at
                                         the following address: WesMark
                                         Funds 5800 Corporate Drive
                                         Pittsburgh PA 15237-7010,
                                         Attention Secretary.  The
                                         recommendation should include
                                         the name and address of both
                                         the shareholder and the
                                         candidate and detailed
                                         information concerning the
                                         candidate's qualifications and
                                         experience. In identifying and
                                         evaluating candidates for
                                         consideration, the Committee
                                         shall consider such factors as
                                         it deems appropriate.  Those
                                         factors will ordinarily
                                         include:  integrity,
                                         intelligence, collegiality,
                                         judgment, diversity, skill,
                                         business and other experience,
                                         qualification as an
                                         "Independent Trustee," the
                                         existence of material
                                         relationships which may create
                                         the appearance of a lack of
                                         independence, financial or
                                         accounting knowledge and
                                         experience, and dedication and
                                         willingness to devote the time
                                         and attention necessary to
                                         fulfill Board
                                         responsibilities.

-------------------------------------------------------------------------------------------------


BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE WESMARK
INVESTMENT COMPANY AS OF DECEMBER 31, 2005

--------------------------------------------------------------
         Interested                      Aggregate
     Board Member Name                Dollar Range of
                                      Shares Owned in
                                       WesMark Funds
                                    Investment Company
--------------------------------------------------------------
--------------------------------------------------------------
Robert E. Kirkbride            o             None

--------------------------------------------------------------
--------------------------------------------------------------

--------------------------------------------------------------
--------------------------------------------------------------
Independent
Board Member Name
--------------------------------------------------------------
--------------------------------------------------------------
Lawrence E. Bandi              o             $10,0001-$50,000

--------------------------------------------------------------
--------------------------------------------------------------
Robert P. Kanters              o             $10,0001-$50,000

--------------------------------------------------------------
--------------------------------------------------------------
Mark E. Kaplan                 o             None

--------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The investment adviser of the Fund is a separately identifiable department or division (SIDD) of WesBanco Bank, Inc., which is a wholly owned subsidiary of WesBanco, Inc. (WesBanco), a registered bank holding company. WesBanco and its subsidiaries provide a broad range of financial services to individuals and businesses in West Virginia, Pennsylvania and Ohio. The Adviser is a division of a state chartered bank, which offers financial services that include commercial and consumer loans, corporate, institutional and personal trust services. Internal controls maintained by the Adviser restrict the flow of non-public information, and as a result Fund investments are typically made by the Adviser without any knowledge of WesBanco Bank or its affiliates' lending relationships with an issuer.

The Adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Funds and its shareholders by the WesBanco organization in addition to investment advisory services; and a Fund's relationship to other funds in the WesMark Family of Funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the WesBanco organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of a fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the WesBanco organization. WesBanco provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a fund's expenses (including the advisory fee itself and the overall expense structure of a fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a fund's portfolio securities; the nature and extent of the advisory and other services provided to a fund by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the WesBanco companies that service them; and relevant developments in the mutual fund industry and how the funds and/or WesBanco are responding to them.

The Board also receives financial information about WesBanco, including reports on the compensation and benefits WesBanco derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by WesBanco's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' custodian). The reports also discuss any indirect benefit WesBanco may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the WesBanco family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Adviser.



Portfolio Manager Information

The following information about the Funds' portfolio managers is provided as of the end of the Funds' most recently completed fiscal year.

                               ---------------------------------------
   Other Accounts Managed         Total Number of Other Accounts
   by                             Managed / Total Assets**

   Jerome B. Schmitt*
----------------------------------------------------------------------
----------------------------------------------------------------------
   Registered Investment          None
   Companies
----------------------------------------------------------------------
----------------------------------------------------------------------
   Other Pooled Investment        None
   Vehicles
----------------------------------------------------------------------
----------------------------------------------------------------------
   Other Accounts                 346 / $843,000,000
----------------------------------------------------------------------
*Mr. Schmitt is the Lead Portfolio Manager for the
Small Company Growth Fund, Growth Fund, Government
Bond Fund and West Virginia Municipal Bond Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.



                                ---------------------------------------
   Other Accounts Managed by       Total Number of Other Accounts
                                   Managed / Total Assets**
   David B. Ellwood*
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Registered Investment           None
   Companies
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Other Pooled Investment         None
   Vehicles
-----------------------------------------------------------------------
-----------------------------------------------------------------------
   Other Accounts                  324 / $520,000,000
-----------------------------------------------------------------------
*Mr. Ellwood is the Lead Portfolio Manager for the Balanced Fund.

**None of the Accounts has an advisory fee that is based on the performance of the account.

Portfolio managers use similar investment strategies to manage both the Funds and other accounts. Material conflicts may arise in the allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager. The Adviser has policies and procedures in place to address conflicts of interest if they arise in the allocation of investment opportunities. Conflicts may arise relating to the use of commissions to purchase research related services. The Funds have policies and procedures in place to ensure security transactions in the Funds are executed at the best prices available under prevailing market conditions without taking into consideration any use of commissions to purchase research related services.



DOLLAR VALUE RANGE OF SHARES OWNED IN THE WESMARK FUNDS AS OF DECEMBER 31,
2005



--------------------------------------------------------------------------------
Fund                            Jerome B. Schmitt         David B. Ellwood


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WesMark Small Company            $10,001-$50,000          $10,001-$50,000
Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WesMark Growth Fund             $100,001-$500,000        $100,001-$500,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WesMark Balanced Fund                 None                      None
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WesMark Government Bond          $10,001-$50,000                None
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WesMark West Virginia                 None                $10,000-$50,000
Municipal Bond Fund
--------------------------------------------------------------------------------


Compensation

The Fund pays an advisory fee to the investment adviser of the Fund. The investment adviser of the Fund is a separately identifiable department or division (SIDD) of WesBanco Bank, Inc. (WesBanco). Each Portfolio Manager is compensated in the form of salary and bonus from WesBanco.

Portfolio Manager salary compensation is fixed based on a salary scale paid to WesBanco Bank, Inc. executives with comparable experience and responsibility. Bonus compensation may be paid to Portfolio Managers based on the overall profitability of WesBanco Bank, a factor of which may be the profitability of the WesBanco Trust & Investment Services Department. Fees paid by the Funds to the Adviser may be a factor in the profitability of WesBanco Trust & Investment Services Department. Compensation is not directly based on the performance of any Fund.



CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING
As required by SEC rules, the Funds, its Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


 Proxy Policy and Proxy Procedures
The Funds have adopted the Adviser's Proxy Policies and Procedures. The Adviser's Proxy Policy provides guidance on how the Adviser should vote various proxy matters. On certain matters the Proxy Policy provides that the Adviser will vote for or against certain matters while other matters will be voted on a "case by case" basis.

The Adviser's Proxy Procedures entails the use of Institutional Shareholder Services ("ISS"). ISS is a well-known and respected organization that specializes in the analysis of corporate governance and compensation issues as they are presented to institutional shareholders. Client proxies will be delivered directly to ISS, who will vote the proxies according to the ISS Proxy Policy. The proxies will then be presented to the Adviser for approval at which time the Adviser may choose to over-ride the ISS vote if the Adviser's Proxy Policy on a particular issue is different from that of ISS. Items identified in the Adviser's Proxy Policy to be determined on a "case by case" basis will be voted in accordance with the recommendation of ISS. Any exceptions must be approved by the Senior Executive Officer of the Adviser or his designee.


Conflicts of Interests
The Proxy Policy of the Adviser states that, in the event of a conflict between the interests of the investment adviser and its clients (including the Funds), the Adviser will vote the proxy in the best interests of its clients. Specifically, the Proxy Policy provides that in the event of any potential or actual conflict of interest relating to a particular proxy proposal the proxy will be voted in accordance with the Proxy Policy to the extent the Proxy Policy provides that the Adviser will vote for or against such proposal. To the extent the Policy calls for the proposal to be voted on a "case by case" basis the Adviser, depending on the facts and circumstances, will either (1) vote the proxy in accordance with the recommendation of ISS; or (2) vote the proxy pursuant to client direction.


Proxy Voting Report
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
The disclosure policy of the Funds and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than certain short term and U.S. Government securities and mutual fund shares (other than the WesMark Funds) .
Firms that provide administrative, custody, financial, accounting, legal or other services to the Funds may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Funds may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.
The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental or regulatory personnel) requires the prior approval of the Executive Vice President of the Adviser and of the Chief Compliance Officer of the Funds. The Executive Vice President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must agree that it will safeguard the confidentiality of the information. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.
The Funds' annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Funds' second and fourth fiscal quarters, may be accessed by calling 1-800-864-1013 or on the internet at www.wesmarkfunds.com, then click on "Fund Documents" and select the appropriate document. Complete listings of the Funds' portfolio holdings as of the end of the Funds' first and third fiscal quarters may be accessed by calling 1-800-864-1013 or on the WesMark website at www.wesmarkfunds.com, click on "Fund Documents" and select the appropriate document. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov. Additionally, summary portfolio for each calendar quarter is posted on the Funds' website within 30 days (or the next business day) after the end of the calendar quarter. The summary portfolio composition information may include identification of a Fund's top ten holdings, a percentage breakdown of the portfolio by sector, maturity range or credit quality. To access this information on the Funds' website click on the applicable Fund's name and then click on the applicable document.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for a Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.




On January 31, 2006, the Funds' owned securities of the following regular broker/dealers: the Growth Fund owned Goldman Sachs Group, Inc., $5,650,000, Mellon Financial, $1,763,500 and Citigroup Funding Inc, $2,987,652; the Balanced Fund owned Citigroup $465,800, Goldman Sachs Group, Inc. $2,118,750, Merrill Lynch & Co., Inc. $384,900, Bear Stearns and Co., Inc. $975,860 and Morgan Stanley $951,110; the Government Bond Fund owned Merrill Lynch & Co., Inc $641,500 and Citigroup Funding Inc. $4,979,421.



Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, January 31, 2006, the Small Company Growth Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $22,098,840 for which the Fund paid $34,305 in brokerage commissions. The Growth Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $140,413,900 for which the Fund paid $123,658 in brokerage commissions. The Balanced Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $19,614,822 for which the Fund paid $15,867 in brokerage commissions.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets as specified below:



                Maximum                         Average Aggregate Daily
          Administrative Fee                    Net Assets of the Trust
              0.150 of 1%                      on the first $250 million
              0.125 of 1%                       on the next $250 million
              0.100 of 1%                       on the next $250 million
              0.075 of 1%                        on assets in excess of
                                                      $750 million

---------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $75,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses. Prior to January 1, 2002, Federated Services Company also provided certain accounting services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses. As of January 1, 2002, State Street Bank and Trust Company has provided these fund accounting services to the Funds for an annual fee of 0.05% of the average daily net assets of the Funds.

CUSTODIAN

WesBanco Bank is custodian for the securities and cash of the Funds.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The independent Registered Public Accounting Firm for the Funds, Tait, Weller & Baker LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

On April 11, 2006, the Audit Committee of the Board of Trustees approved a change in the Funds' independent registered public accounting firm from Deloitte & Touche LLP to Tait, Weller & Baker LLP.





FEES PAID BY THE FUNDS FOR SERVICES


-------------------------------------------------------------------------------------------------------------------------------
Fund                             Advisory Fee Paid/                                  Brokerage Commissions Paid
                                Advisory Fee Waived
               ----------------------------------------------------------------------------------------------------------------
               ----------------------------------------------------------------------------------------------------------------
                             For the fiscal year ended                               For the fiscal year ended
                                    January 31,                                             January 31,
               ----------------------------------------------------------------------------------------------------------------
               ----------------------------------------------------------------------------------------------------------------
                    2006              2005                2004                 2006               2005            2004
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Small          $192,119/$4,503    $141,238/$2,833     $118,922/$2,580         $56,865            $50,055         $64,084
Company
Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Growth Fund    $1,939,009/$23,191 $1,915,603/$20,275  $1,654,149/$18,258     $349,992          $274,335         $354,843
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balanced       $403,811/$10,397  $466,781 / $12,367  $464,118/ $10,933        $46,877            $29,204         $57,229
Fund
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Government     $1,156,630/$15,491   $1,124,053/      $1,040,870/$14,866          $272               $0             $2,838
Bond Fund                             $17,095
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
West           $441,524/$73,587  $459,141 / $76,524  $439,375/ $78,696            $0                $0               $0
Virginia
Municipal
Bond Fund
-------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------
Fund                  Administrative Fee Paid/                      Shareholder Services Fee Paid/
                      Administrative Fee Waived                     Shareholder Services Fee Waived
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                      For the fiscal year ended                        For the fiscal year ended
                             January 31,                                      January 31,
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                   2006            2005          2004            2006               2005             2004
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Small            $75,013/       $75,043 /      $75,000/     $62,871/$25,616  $47,079/$18,832  $39,641/$16,366
Company           $41,449        $50,343        $53,719
Growth
Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Growth          $338,722$/0   $335,171/$0     $296,103/$0  $641,568/$11,774   $638,534/       $551,383/$227,511
Fund                                                                           $255,414
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Balanced      $75,017/$4,472   $81,671/$0      $83,172/$0   $133,696/$2,666  $155,594/$62,238  $154,706/$64,099
Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Government      $252,593/$0   $245,869/$0     $233,235/$0   $480,819/$8,844    $468,355/       $433,696/$179,970
Bond Fund                                                                       $187,342
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
West            $96,434/$0    $100,426/$0     $98,456/$0   $183,952/ $3,485  $191,309/$76,524  $183,073/$75,963
Virginia
Municipal
Bond Fund
----------------------------------------------------------------------------------------------------------------


12b-1 FEES
The Funds did not pay or accrue 12b-1 fees during the fiscal year ended January 31, 2006. The Funds have no present intention of paying or accruing 12b-1 fees during the fiscal year ending January 31, 2007.


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.




AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and/or start of performance periods ended January 31, 2006. Yield is given for the 30-day period ended January 31, 2006.

 SMALL COMPANY GROWTH FUND*      1 Year        5 Years         Start of
                                                              Performance
                                                             on August 8,
                                                                 2000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return Before Taxes           24.62%        (0.40)%          (0.95)%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         24.62%        (0.54)%          (1.18)%
   Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         16.00%        (0.41)%          (0.90)%
   Distributions and Sale
   of Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Yield                            N/A            N/A              N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 GROWTH FUND                     1 Year        5 Years         Start of
                                                              Performance
                                                             on April 14,
                                                                 1997
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return Before Taxes           12.01%        (0.53)%          10.05%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         11.99%        (0.78)%           8.63%
   Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         7.80%         (0.54)%           8.28%
   Distributions and Sale
   of Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Yield                           0.06%           N/A              N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 BALANCED FUND*                  1 Year        5 Years         Start of
                                                            Performance on
                                                            April 20, 1998
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return Before Taxes           8.11%         (0.97)%           3.55%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         7.69%         (1.58)%           2.34%
   Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         5.25%         (1.11)%           2.45%
   Distributions and Sale
   of Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Yield                           1.50%           N/A              N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 GOVERNMENT BOND FUND            1 Year        5 years         Start of
                                                              Performance
                                                             on April 20,
                                                                 1998
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return Before Taxes           0.98%          3.60%            4.27%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on        (0.25)%         2.16%            2.49%
   Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         0.64%          2.21%            2.54%
   Distributions and Sale
   of Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Yield                           4.10%           N/A              N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 WEST VIRGINIA MUNICIPAL         1 Year        5 Years         Start of
 BOND FUND*                                                 Performance on
                                                            April 14, 1997
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return Before Taxes           1.30%          3.85%            4.46%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         1.29%          3.82%            4.43%
   Distributions
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   Return After Taxes on         1.93%          3.79%            4.38%
   Distributions and Sale
   of Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Yield                           2.83%           N/A              N/A
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Tax-Equivalent Yield            4.84%
 ------------------------------------------------------------------------------

*The Fund is the successor to the portfolio of a common trust fund (CTF) managed by the Adviser. At the Fund's commencement of operations, the CTF's assets were transferred to the Fund in exchange for Fund shares.
The quoted performance data includes performance for periods before each of the Fund's registration became effective on August 8, 2000 for WesMark Small Company Growth Fund, April 20, 1998, for the WesMark Balanced Fund, and April 14, 1997, for the WesMark West Virginia Municipal Bond Fund, as adjusted to reflect the Fund's expenses. The CTF was not registered under the 1940 Act and was therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, the performance may have been adversely affected.
TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the reinvestment of income and capital gains distributions.

The average annual total return for shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the NAV per Share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $10,000, adjusted over the period by any additional shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of shares is calculated by dividing: (i) the net investment income per Share earned by the shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the West Virginia Municipal Bond Fund. The interest earned by the municipal securities owned by the West Virginia Municipal Bond Fund generally remains free from federal regular income tax and is often free from West Virginia taxes as well. However, some of the West Virginia Municipal Bond Fund's income may be subject to the AMT and state and/or local taxes.



                            TAX EQUIVALENCY TABLE

              Taxable Yield Equivalent for 2006 State of West Virginia
Combined
Federal             13.00%      19.50%      31.50%      34.50%      39.50%     41.50%
& State:
Single Return:          $0 -    $7,551 -   $30,651 -   $74,201 -  $154,801 -    Over
                ----------  ----------  --------------------------------------------
                    $7,550     $30,650     $74,200    $154,800    $336,550  $336,550
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%                0.57%       0.62%       0.73%       0.76%       0.83%      0.85%
1.00%                1.15%       1.24%       1.46%       1.53%       1.65%      1.71%
1.50%                1.72%       1.86%       2.19%       2.29%       2.48%      2.56%
2.00%                2.30%       2.48%       2.92%       3.05%       3.31%      3.42%
2.50%                2.87%       3.11%       3.65%       3.82%       4.13%      4.27%
3.00%                3.45%       3.73%       4.38%       4.58%       4.96%      5.13%
3.50%                4.02%       4.35%       5.11%       5.34%       5.79%      5.98%
4.00%                4.60%       4.97%       5.84%       6.11%       6.61%      6.84%
4.50%                5.17%       5.59%       6.57%       6.87%       7.44%      7.69%
5.00%                5.75%       6.21%       7.30%       7.63%       8.26%      8.55%
5.50%                6.32%       6.83%       8.03%       8.40%       9.09%      9.40%
6.00%                6.90%       7.45%       8.76%       9.16%       9.92%     10.26%
6.50%                7.47%       8.07%       9.49%       9.92%      10.74%     11.11%
7.00%                8.05%       8.70%      10.22%      10.69%      11.57%     11.97%
7.50%                8.62%       9.32%      10.95%      11.45%      12.40%     12.82%
8.00%                9.20%       9.94%      11.68%      12.21%      13.22%     13.68%
8.50%                9.77%      10.56%      12.41%      12.98%      14.05%     14.53%
9.00%               10.34%      11.18%      13.14%      13.74%      14.88%     15.38%

Note:       The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------------------


                            TAX EQUIVALENCY TABLE

              Taxable Yield Equivalent for 2006 State of West Virginia
Combined
Federal             14.00%      21.50%      31.50%      34.50%      39.50%     41.50%
& State:
Joint Return:           $0 -   $15,101 -   $61,301 -  $123,701 -  $188,451 -    Over
                --------------------------------------------------------------------
                   $15,100     $61,300    $123,700    $188,450    $336,550  $336,550
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%                0.58%       0.64%       0.73%       0.76%       0.83%      0.85%
1.00%                1.16%       1.27%       1.46%       1.53%       1.65%      1.71%
1.50%                1.74%       1.91%       2.19%       2.29%       2.48%      2.56%
2.00%                2.33%       2.55%       2.92%       3.05%       3.31%      3.42%
2.50%                2.91%       3.18%       3.65%       3.82%       4.13%      4.27%
3.00%                3.49%       3.82%       4.38%       4.58%       4.96%      5.13%
3.50%                4.07%       4.46%       5.11%       5.34%       5.79%      5.98%
4.00%                4.65%       5.10%       5.84%       6.11%       6.61%      6.84%
4.50%                5.23%       5.73%       6.57%       6.87%       7.44%      7.69%
5.00%                5.81%       6.37%       7.30%       7.63%       8.26%      8.55%
5.50%                6.40%       7.01%       8.03%       8.40%       9.09%      9.40%
6.00%                6.98%       7.64%       8.76%       9.16%       9.92%     10.26%
6.50%                7.56%       8.28%       9.49%       9.92%      10.74%     11.11%
7.00%                8.14%       8.92%      10.22%      10.69%      11.57%     11.97%
7.50%                8.72%       9.55%      10.95%      11.45%      12.40%     12.82%
8.00%                9.30%      10.19%      11.68%      12.21%      13.22%     13.68%
8.50%                9.88%      10.83%      12.41%      12.98%      14.05%     14.53%
9.00%               10.47%      11.46%      13.14%      13.74%      14.88%     15.38%

Note:       The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------------------




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:


Lipper, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "growth funds" category in advertising and sales literature.


Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500) Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.


Russell 1000 Growth Index
Consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.


Russell 2000 Index
A broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.


Lehman Brothers Five-Year State General Obligation Bonds
Index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.


Lehman Brothers Government/Corporate (Total) Index
Index comprised of approximately 5,000 issues which include:
non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.


Consumer Price Index
Generally considered to be a measure of inflation.


Dow Jones Industrial Average ("DJIA")
An unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.


Bank Rate Monitor National Index
A financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.


The S&P/BARRA Value Index and the S&P/BARRA Growth Index
Constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500 Index into value stocks and growth stocks. The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios. The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs). The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the S&P 500 Index. These stocks tend to have lower price-to-earnings ratios, high dividend yields, and low historical and predicted earnings growth (concentrated in energy, utility and financial sectors). The S&P/BARRA Value and S&P/BARRA Growth Indices are capitalization-weighted and rebalanced semi-annually. Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.


Standard & Poor's Midcap 400 Stock Price Index
A composite index of 400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.


S&P 600 Small Cap Index
An unmanaged capitalization-weighted index representing all major industries in the small-range of the U.S. stock market.


FINANCIAL INFORMATION



The Financial Statements for the Funds for the fiscal year ended
January 31, 2006, has been audited by Deloitte & Touche LLP, and are incorporated herein by reference to the Annual Report to Shareholders of the WesMark Funds dated January 31, 2006.

On April 11, 2006, the Audit Committee of the Board of Trustees approved a change in the Funds' independent registered public accounting firm from Deloitte & Touche LLP to Tait, Weller & Baker LLP.






INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Of ten the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are imminent default in payment of interest or principal.
MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
o     Leading market positions in well established industries.

o     High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

o Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A---This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES




WESMARK FUNDS
WesMark Small Company Growth Fund
WesMark Growth Fund
WesMark Balanced Fund
WesMark Government Bond Fund
WesMark West Virginia Municipal Bond Fund

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor

Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897


Investment Adviser
WesBanco Investment Department
One Bank Plaza
Wheeling, WV 26003

Custodian
WesBanco Bank
One Bank Plaza
Wheeling, WV 26003


Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services
66 Brooks Drive
Braintree, MA 02184


Independent Registered Public Accounting Firms
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market St.
Suite 2400
Philadelphia, PA 19103


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Funds:

FUND ACCOUNTANT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS
Deloitte & Touche LLP
Tait, Weller & Baker LLP
LEGAL COUNSEL
Reed Smith LLP
Dickstein, Shapiro Morin & Oshinsky LLP
Phillips, Gardill, Kaiser & Altmeyer, PLLC

SERVICE PROVIDERS
Federated Services Company
Boston Financial Data Services
Institutional Shareholder Services, Inc.

SECURITY PRICING SERVICES
Reuters
J.J. Kenny S&P
FT Interactive Data
FRI Corporation
Bloomberg

RATINGS AGENCIES
S&P
Moody's
Fitch

PERFORMANCE REPORTING/PUBLICATIONS
Bloomberg
Morningstar
NASDAQ
Lipper, Inc.
Vickers
Thompson Financial

OTHER
ICI





PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)               Conformed Copy of Declaration of
                              Trust of the Registrant; (1)
                  (i)         Conformed Copy of Amendment No. 1
                              to the Declaration of   Trust of
                              the Registrant; (2)
                  (ii)        Conformed Copy of Amendment No. 2
                              to the Declaration of   Trust of
                              the Registrant; (13)
                  (iii)       Conformed Copy of Amendment No. 3
                              to the Declaration of   Trust of
                              the Registrant; (13)
                  (iv)        Conformed Copy of Amendment No. 4
                              to the Declaration of   Trust of
                              the Registrant; (13)
            (b)               Copy of By-Laws of the Registrant;
                              (1)
                  (i)         Conformed Copy of Amendment No. 4
                              to the By-Laws of the Registrant
                              (10)
                  (ii)        Conformed Copy of Amendment No. 1
                              to the By-Laws of the Registrant;
                              (11)
                  (iii)       Conformed Copy of Amendment No. 2
                              to the By-Laws of the Registrant;
                              (11)
                  (iv)        Conformed Copy of Amendment No. 3
                              to the By-Laws of the Registrant;
                              (11)
                  (v)         Conformed Copy of Amendment No. 5
                              to the By-Laws of the Registrant;
                              (11)
                  (vi)        Conformed Copy of Amendment No. 6
                              to the By-Laws of the Registrant;
                              (12)
            (c)               Not applicable;
            (d)               Conformed Copy of Investment
                              Advisory Contract of the
                              Registrant; (8)
                  (i)         Conformed Copy of Exhibit A to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (ii)        Conformed Copy of Exhibit B to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (iii)       Conformed Copy of Exhibit C to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (iv)        Conformed Copy of Exhibit D to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (v)         Conformed Copy of Exhibit E to the
                              Investment Advisory Contract of the
                              Registrant; (8)
                  (vi)        Conformed Copy of Amendment dated
                              May 10, 2001 to Investment Advisory
                              Agreement between WesMark Funds and
                              WesBanco Bank, Inc.; (9)
            (e)               Conformed Copy of Distributor's
                              Contract including Exhibit A of the
                              Registrant; (1)
                  (i)         Conformed Copy of Exhibit B to the
                              Distributor's Contract of the
                              Registrant; (2)
                  (ii)        Conformed Copy of Exhibits C & D to
                              the Distributor's Contract of the
                              Registrant; (4)
                  (iii)       Conformed Copy of Exhibit E to the
                              Distributor's Contract of the
                              Registrant; (12)
                  (iv)        Conformed Copy of Sales Agreement
                              with Edgewood Services, Inc.; (7)
                  (v)         Conformed Copy of Amendment dated
                              June 1, 2001 to Distributor's
                              Contract between WesMark Funds and
                              Edgewood Services, Inc.; (9)
                  (vi)        Conformed Copy of Amendment dated
                              October 1, 2003 to Distributor's
                              Contract between WesMark Funds and
                              Edgewood Services, Inc.; (12)
            (f)               Not applicable;
            (g)               Conformed Copy of Custodian
                              Contract of the Registrant; (1)
                  (i)         Conformed Copy of Exhibit 1 to the
                              Custodian Contract of the
                              Registrant (Schedule of Fees); (4)
                  (ii)        Conformed Copy of Amendment dated
                              June 1, 2001 to Custodian Contract
                              between WesMark Funds and WesBanco
                              Bank, Wheeling; (9)
            (h)   (i)         Conformed Copy of Agreement for
                              Fund Accounting, Administrative
                              Services, and Transfer Agency
                              Services of the Registrant; (1)
                  (ii)        Conformed Copy of Schedule A (Fund
                              Accounting Fees) of the Registrant;
                              (4)
                  (iii)       Conformed Copy of Schedule B (Fees
                              and Expenses of Transfer Agency) of
                              the Registrant; (4)
                  (iv)        Conformed Copy of Amendment dated
                              June 1, 2001 to Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services
                              and Custody Services Procurement of
                              the Registrant; (9)
                  (v)         Conformed Copy of Amendment No. 2
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (vi)        Conformed Copy of Amendment dated
                              October 1, 2003 to Agreement for
                              Fund Accounting Services,
                              Administrative Services, Transfer
                              Agency Services and Custody
                              Services of the Registrant; (12)
                  (vii)       Conformed Copy of Amendment No. 3
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (viii)      Conformed Copy of Amendment No. 4
                              to Agreement for Fund Accounting
                              Services, Administrative Services,
                              Transfer Agency Services and
                              Custody Services of the Registrant;
                              (12)
                  (ix)        Conformed Copy of Shareholder
                              Services Agreement of the
                              Registrant; (1)
                  (x)         Conformed Copy of Amendment No. 1
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (1)
                  (xi)        conformed Copy of Amendment No. 2
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (4)
                  (xii)       Conformed Copy of Amendment No. 3
                              to Schedule A of the Shareholder
                              Services Agreement of the
                              Registrant; (12)
                  (xiii)      Conformed Copy of Electronic
                              Communications and Recordkeeping
                              Agreement of the Registrant; (2)
                  (xiv)       Conformed Copy of Transfer Agent
                              Services Agreement of the
                              Registrant; (12)
            (i)               Conformed Copy of Opinion and
                              Consent of Counsel as to legality
                              of shares being registered; (2)
            (j)               Conformed Copy of Consent of
                              Independent Registered Public
                              Accounting Firm; (12)
            (k)               Not applicable;
            (l)               Conformed Copy of Initial Capital
                              Understanding;(2)
            (m)   (i)         Conformed Copy of Distribution Plan
                              including Exhibit A of the
                              Registrant; (1)
                  (ii)        Conformed Copy of Exhibit B to the
                              Distribution Plan of the
                              Registrant; (2)
                  (iii)       Conformed Copy of Exhibits C & D to
                              the Distribution Plan of the
                              Registrant; (4)
                  (iv)        Conformed Copy of Exhibit E to the
                              Distribution Plan of the
                              Registrant; (11)
            (n)               Not applicable;
            (o)   (i)         Conformed copy of Power of Attorney
                              of the Registrant; (12)
                  (ii)        Conformed copy of Power of Attorney
                              of Chief Executive Officer of the
                              Registrant; (12)
                  (iii)       Conformed copy of Power of Attorney
                              of Chief Financial Officer and
                              Treasurer of the Registrant; (12)
            (p)   (i)         Code of Ethics for Access Persons
                              (12)
                  (ii)        WesBanco Bank Inc. Code of Ethics
                              (12)

--------------------------------
+ All exhibits filed electronically

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 14, 1996 (File Nos. 333-16157 and 811-7925).
2.    Response is incorporated by reference to Registrant's
      Pre-Effective     Amendment No. 1 on Form N-1A filed
      February 4, 1997 (File Nos. 333-16157 and 811-7925).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed January 8, 1998 (File Nos. 333-16157 and 811-7925).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed February 22, 2000 (File Nos. 333-16157 and 811-7925).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 31, 2001 (File Nos. 333-16157 and 811-7925).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 27, 2002 (File Nos. 333-16157 and 811-7925).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed March 26, 2003(File Nos. 333-16157 and 811-7925).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed March 25, 2004(File Nos. 333-16157 and 811-7925).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 31, 2005, (File Nos. 333-16157 and 811-7925).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed May 16, 2006, (File Nos. 333-16157 and 811-7925).


Item 24.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            Registrant
            ----------

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund - Adviser's Background" in Part A. The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with WesBanco Bank Wheeling.


(1)                    (2)                        (3)
NAME                   POSITION WITH THE          OTHER SUBSTANTIAL
                       ADVISOR                       BUSINESS, PROFESSION,
                                                     VOCATION OR EMPLOYMENT


Schmitt, Jerome B      Executive Vice President   WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ellwood, David B       Senior Vice President      WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
Ferdon, Deborah        Vice President, CCO        WesBanco Trust & Investment
                                                  Services
                                                  1 Bank Plaza
                                                  Wheeling, WV   26003
                                                  Previous:
                                                  Vice President, CCO Provident
                                                  Investment Advisers, Provident
                                                  Riverfront Funds & Provident
                                                  Securities & Investments
                                                  3 East Fourth Street
                                                  Cincinnati, OH   45202




Item 27.    Principal Underwriters:
            -----------------------

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                  BBH Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Hibernia Funds, The
                  Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive
--
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John B. Fisher                Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Christine Johnston            Vice President,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,
--
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler               Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                   Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable


Item 28.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the
                                          Agent for service at the above
                                          address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7010

Boston Financial Data Services
("Transfer Agent and Dividend             66 Brooks Drive
Dispersing Agent")                        Braintree, MA  02184


Federated Services Company
("Administrator")                         Federated Investors
Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

WesBanco Investment Department            One Bank Plaza
("Adviser")                               Wheeling, WV 26003

WesBanco Bank                             One Bank Plaza
("Custodian")                             Wheeling, WV 26003


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.




                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, WESMARK FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of May, 2006.

                           WESMARK FUNDS

                        BY: /s/ Todd P. Zerega
                        Todd P. Zerega, Secretary

      Pursuant to the requirements of the Securities Act of 1933, Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                    TITLE                      DATE
      ----                    -----                      ----

By:  /s/ Todd P. Zerega       Attorney In Fact           May 31, 2006
Todd P. Zerega                For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                                  TITLE

Robert E. Kirkbride*                Chairman and Trustee

Jerome B. Schmitt*                  President
                                    (Principal Executive Officer)

Charles  L. Davis, Jr.*             Chief Executive Officer

Richard N. Paddock*                 Treasurer and Chief Financial
Officer (Principal Financial Officer)

Lawrence E. Bandi*                  Trustee

Robert P. W. Kanters*               Trustee

Mark E. Kaplan*                     Trustee

* By Power of Attorney